Loans Receivable (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable
Nonaccrual	$ 528,663	$ 488,249
Loans Past Due Over 90 days still Accruing	0	238,265
Aging of the recorded investment in past due loans
Total	337,784,984	312,568,636
30-59 Days Past Due	287,210	289,499
60-89 Days Past Due	0	56,000
Greater than 90 Days Past Due	479,626	667,614
Total Past Due	766,836	1,013,113
Loans Not Past Due	337,018,148	311,555,523
Commercial loans
Loans Receivable
Nonaccrual	49,037	58,900
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	50,876,482	47,463,912
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	50,876,482	47,463,912
Commercial real estate
Loans Receivable
Nonaccrual	0	0
Loans Past Due Over 90 days still Accruing	0	238,265
Aging of the recorded investment in past due loans
Total	90,251,024	84,106,515
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	238,265
Total Past Due	0	238,265
Loans Not Past Due	90,251,024	83,868,250
Consumer loans
Loans Receivable
Nonaccrual	0	0
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	28,831,129	29,678,184
30-59 Days Past Due	124,654	84,949
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	124,654	84,949
Loans Not Past Due	28,706,475	29,593,235
Home equity
Loans Receivable
Nonaccrual	261,644	150,000
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	49,424,329	47,083,312
30-59 Days Past Due	67,376	23,217
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	261,644	150,000
Total Past Due	329,020	173,217
Loans Not Past Due	49,095,309	46,910,095
Residential mortgages
Loans Receivable
Nonaccrual	217,982	279,349
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	118,402,020	104,236,713
30-59 Days Past Due	95,180	181,333
60-89 Days Past Due	0	56,000
Greater than 90 Days Past Due	217,982	279,349
Total Past Due	313,162	516,682
Loans Not Past Due	$ 118,088,858	$ 103,720,031